LEASES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	May 01, 2025
LEASES
Lease expense	$ 20,160	$ 0	$ 20,160	$ 0
ROU lease asset					$ 96,347
ROU lease liability					$ 96,347
Discount rate					44.24%